Investment in equity investees	12 Months Ended
Dec. 31, 2022
Investment in equity investees
Investment in equity investees
8.	Investment in equity investees
Measurement Alternative and NAV practical expedient
The carrying amount of the Group’s equity investments measured at fair value using the Measurement Alternative was RMB19,643 million and RMB20,707 million as of December 31, 2021 and 2022, respectively, and the carrying amount of the Group’s investments under NAV practical expedient was RMB7,325 million and RMB7,982 million as of December 31, 2021 and 2022, respectively. For the years ended December 31, 2020, 2021 and 2022, the Group invested RMB10,201 million, RMB4,787 million and RMB1,683 million in multiple private companies and private equity funds accounted for under the Measurement Alternative and NAV practical expedient, respectively, which may have operational synergy with the Group’s core business. During the years ended December 31, 2020, 2021 and 2022, fair value changes recognized for equity investments which were measured using the Measurement Alternative, excluding the gain from fair value change recognized on ATRenew Inc. (“ATRenew”, formerly known as AiHuiShou International Co., Ltd.) for the year ended December 31, 2021, and NAV practical expedient were not significant, respectively.
Equity method
As of December 31, 2022, the Group’s investments accounted for under the equity method totaled RMB28,952 million (as of December 31, 2021: RMB36,254 million), which mainly included the investment in Yonghui Superstores Co., Ltd, (“Yonghui”) amounting to RMB4,056 million, investment in JD Technology amounting to RMB
11,354 million and investment in ATRenew amounting to RMB1,449 million. The Group applies the equity method of accounting to account for its equity investments, in common stock or in-substance
common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.
Investment in Yonghui
Yonghui is a leading hypermarket and supermarket operator in China and is listed on the Shanghai Stock Exchange. As of December 31, 2022, total consideration for the investment in Yonghui was RMB6,462 million in cash. The Group held approximately 13.4% of Yonghui’s issued and outstanding shares and accounted for the investment in Yonghui using the equity method as the Group obtained significant influence by the rights to nominate one board member out of nine. The Group received dividend of RMB147 million, RMB25 million and RMB24 million from Yonghui

for the years ended December 31, 2020, 2021 and 2022, respectively, which have been recorded as a reduction to the carrying amount of investment in Yonghui.
Investment in Yonghui is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31,
	2021	2022

	(RMB in millions)
Carrying value of investment in Yonghui’s ordinary shares	4,592	4,056
Proportionate share of Yonghui’s net tangible and intangible assets	2,225	1,768

Positive basis difference	2,367	2,288

Positive basis difference has been assigned to:
Goodwill (*)	1,111	1,111
Amortizable intangible assets (**)	1,674	1,569
Deferred tax liabilities	(418)	(392)

	2,367	2,288

(*)
In the third quarter of 2021, the Group conducted impairment assessments on its investment in Yonghui considering the duration and severity of the decline of Yonghui’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of RMB1,492 million, to write down the carrying value of its investment in Yonghui to its fair value, based on quoted closing prices of Yonghui as of September 30, 2021.

(**)	As of December 31, 2022, the weighted average remaining life of the amortizable intangible assets not included in Yonghui’s consolidated financial statements was 13 years.
As of December 31, 2021

and 2022, the market value of the Group’s investment in Yonghui was RMB4,921 million and RMB4,435 million based on its quoted closing price, respectively.

Investment in Dada
Prior to 2020, the Group acquired ordinary shares and preferred shares of Dada for total consideration of RMB5,723 million with a combination of RMB3,513 million in cash, the Group’s series of future services arrangements commenced from 2016, including supply chain support for a period of 10 years, traffic and other additional support for a period of 7 years, non-compete
obligation for a period of 7 years from 2016 and the Group’s O2O business, JD Daojia. On June 5, 2020, Dada completed its initial public offering on the Nasdaq Stock Market (“Dada IPO”). Concurrently with Dada IPO, the Group converted its preferred shares investment in Dada to ordinary shares in entirety. In addition, the Group subscribed for additional ordinary shares of Dada with cash consideration of RMB703 million in 2020. The Group’s interest in Dada was diluted to approximately 46% and a deemed disposal gain of RMB5,229 million was recognized in “shares of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss) for the year ended December 31, 2020. Prior to JD’s acquisition in Dada as disclosed in Note 7
, the investment in Dada’s ordinary shares was accounted for using the equity method as the Group obtained significant influence by the rights to nominate three board members out of nine.
The investment in Dada is accounted for using the equity method with the investment cost allocated as follows:

As of December 31, 2021
(RMB in millions)
Carrying value of investment in Dada’s ordinary shares	6,075
Proportionate share of Dada’s net tangible and intangible assets	2,136

Positive basis difference	3,939

Positive basis difference has been assigned to:
Goodwill	3,893
Amortizable intangible assets	61
Deferred tax liabilities	(15)

3,939

As of December 31, 2021, the market value of the Group’s investment in Dada was RMB9,106 million based on its quoted closing pric
e
.

Investment in JD Technology
As disclosed in Note 6, investment in JD Technology has been accounted for using the equity method subsequent to June 2020.
In June 2020, the Group entered into agreements with JD Technology, pursuant to which the Group has acquired an aggregate of 36.8% equity interest in JD Technology by converting the profit sharing right and investing additional RMB1.78 billion in cash in JD Technology. Upon the completion of the acquisition of JD Technology’ equity interests, the investment in JD Technology is accounted for using the equity method. In March 2021, the Group transferred JD Cloud & AI with investing additional RMB4 billion in cash in exchange of ordinary shares in JD Technology, and the Group’s equity interest in JD Technology increased to approximately 41.7%.
As the Group and JD Technology are both controlled by Mr. Richard Qiangdong Liu before and after the acquisition of JD Technology’ equity interests, the acquisition is considered a transaction under common control. Pursuant to ASC 805-50-25-2, the Group recorded the investment in JD Technology amounting to
RMB2.62
billion in 2021, based on its proportioned net assets of JD Technology. The difference between consideration transferred and the carrying amounts of the net assets received, which was a decrease of
RMB901
million into additional paid-in capital was recorded for the year ended December 31, 2021.
Investment in ATRenew
Pre-IPO
investment in ATRenew
ATRenew is a leading technology-driven pre-owned consumer electronics transactions and services platform in China.
As of December 31, 2020, total consideration for the investment in ATRenew was RMB4,141 million. In 2021, the Group completed further investment in preferred shares of ATRenew for a cash consideration of RMB129 million.
The investment in ATRenew’s preferred shares was accounted for under the Measurement Alternative as the underlying preferred shares were not considered in-substance common stock and had no readily determinable fair value
.

Post-IPO
investment in ATRenew
On June 18, 2021, ATRenew completed its initial public offering on the Nasdaq Stock Market (“ATRenew IPO”), upon which the preferred shares investment in ATRenew were converted to ordinary shares in entirety. Pursuant to ASU
2020-01,
the Group remeasured its previously held interest based on the observable price in orderly transactions and recorded a gain from fair value change of RMB2,305 million in others, net in the consolidated statements of operations and comprehensive income/(loss) for the year ended December 31, 2021. Concurrently, the Group subscribed additional 2,333,333 ordinary shares of ATRenew with cash consideration of RMB321 million. Upon the offering, the Group held approximately 33% of ATRenew’s issued and outstanding shares and had two out of seven board seats. Accordingly, investment in ATRenew’s ordinary shares was accounted for using the equity method as the Group obtained significant influence. In December 2021, the Group purchased additional ordinary shares of ATRenew with cash consideration of RMB41 million.
The investment in ATRenew is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31,
	2021	2022

	(RMB in millions)

Carrying value of investment in ATRenew’s ordinary shares	2,832	1,449
Proportionate share of ATRenew’s net tangible and intangible assets	2,209	2,080

Positive/(negative) basis difference	623	(631)

Positive/(negative) basis difference has been assigned to:
Goodwill (*)	35	—
Amortizable intangible assets (**)	784	(450)
Deferred tax liabilities	(196)	(181)

	623	(631)

(*)
In the fourth quarter of 2021 and the second quarter of 2022, the Group conducted impairment assessments on its investment in ATRenew considering the duration and severity of the decline of ATRenew’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of RMB3,909 million and RMB1,191 million, respectively, to write down the carrying value of its investment in ATRenew to its fair value, based on quoted closing prices of ATRenew as of December 31, 2021 and June 30, 2022, respectively.

(**)
As of December 31, 2022, the negative basis difference between carrying value of investment in ATRenew and proportionate share of ATRenew’s net tangible and intangible assets was RMB631 million. This difference would not be amortized.

As of December
 31,
2021 and
2022, the market value of the Group’s investment in ATRenew was
RMB2,832 million and

RMB1,505 million based on its quoted closing price
, respectively
.
The Group
 recorded its interests in Yonghui, JD Technology and ATRenew one quarter in arrears to enable the Group to provide its financial disclosure independent of the reporting schedule of these equity investees.

The Group summarizes the condensed financial information of the Group’s equity investments under equity method as a group below in accordance with Rule
4-08
of Regulation
S-X:

	For the year ended December 31,
	2020	2021	2022
	(RMB in millions)
Revenues	140,263	145,582	160,554
Gross profit	45,590	39,736	47,369
Income/(loss) from operations	5,157	1,877	(2,158)
Net income/(loss)	2,680	(250)	(1,583)
Net income/(loss) attributable to ordinary shareholders	3,292	675	(1,327)

	As of December 31,
	2021	2022

	(RMB in millions)
Current assets	150,304	149,946
Non-current assets	140,872	142,288
Current liabilities	109,790	116,158
Non-current liabilities	49,919	54,494
Non-controlling interests	973	623
The Group performs impairment assessment of its investments under the Measurement Alternative and equity method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. Impairment charges in connection with the equity method investments of RMB488 million, RMB5,514 million and RMB1,316 million were recorded in “share of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2020, 2021 and 2022, respectively. The valuation of impairment in privately held companies under the Measurement Alternative is discussed in Note 5.